UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evanston Investments, Inc. d/b/a Evanston Advisors
Address:  1827 Walden Office Sq.
          Suite 104
          Schaumburg, IL  60173

Form 13F File Number:  028-13844

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Nathan K. Snodgrass
Title:    Vice-President, Chief Compliance Officer
Phone:    847-397-8630

Signature, Place, and Date of Signing:

   /s/ Nathan K. Snodgrass            Schaumburg, Il             July 26, 2012
   ------------------------           --------------             -------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           58
                                         -----------

Form 13F Information Table Value Total:  $   173,098
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                       TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
            NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
-------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------ ------ -------
Aflac Inc.                                      001055102       3,745      87,943                              11,754         76,189
Apple Computer Inc                              037833100       3,630       6,216                                 854          5,362
Avnet Inc                                       053807103       1,028      33,299                               4,819         28,480
Berkshire Hathaway Cl A                         084670108         500          04                                   0              4
Best Buy Inc                                    086516101       3,543     169,024                              22,083        146,941
C B Richard Ellis Group                         12497T101         907      55,411                               8,566         46,845
Cardinal Health Inc                             14149Y108       3,883      92,461                              11,988         80,473
Chevrontexaco Corp                              166764100       4,047      38,360                               5,486         32,874
Coca Cola Company                               191216100         291       3,722                                   0          3,722
Commerce Bancshares Inc                         200525103       3,796     100,166                              13,629         86,537
Conagra Incorporated                            205887102       3,824     147,462                              19,824        127,638
CSX Corp                                        126408103       3,757     168,023                              22,660        145,363
DaVita Inc.                                     23918K108       4,634      47,181                               6,651         40,530
Endo Pharmaceuticals Holdings                   29264F205         859      27,724                               4,124         23,600
Exxon Mobil Corporation                         30231G102       4,175      48,794                               6,975         41,819
F E I Company                                   30241L109       1,262      26,378                               4,129         22,249
Fiserv Inc                                      337738108       4,280      59,267                               9,020         50,247
Ford Motor Company                              345370860       3,552     370,336                              50,425        319,911
Garmin Ltd                                      H2906T109         257       6,700                                   0          6,700
Guggenheim Bulletshares 2012 C                  18383M597         418      20,399                               2,172         18,227
Guggenheim Bulletshares 2013 C                  18383M589       4,747     226,812                              28,063        198,749
Guggenheim Bulletshares 2014 C                  18383M571       7,654     361,220                              46,677        314,543
Guggenheim Bulletshares 2015 C                  18383M563       5,574     259,037                              43,313        215,724
Guggenheim Bulletshares 2016 C                  18383M555       9,040     414,114                              58,646        355,468
Guggenheim Bulletshares 2017 C                  18383M548       2,993     135,103                               5,802        129,301
HollyFrontier Corporation                       436106108       4,142     116,920                              17,300         99,620
Huntsman Corporation                            447011107       3,904     301,713                              42,025        259,688
Intel Corp                                      458140100       4,127     154,862                              23,912        130,950
Ishares Silver Trust                            46428Q109         508      19,069                               3,185         15,884
K L A Tencor Corp                               482480100       3,910      79,391                              10,749         68,642
Kroger Company                                  501044101       3,727     160,699                              21,535        139,164
MARATHON PETE CORP                              56585A102       4,061      90,412                              12,694         77,718
Metro Pcs Group                                 591708102         569      93,988                              13,689         80,299
Minnesota Mining & Mfg                          88579Y101       3,960      44,196                               5,728         38,468
Nice Systems Ltd Adr                            653656108       1,123      30,676                               4,420         26,256
Omnicom Group                                   681919106       3,945      81,173                              11,343         69,830
Oracle Corporation                              68389X105       4,006     134,881                              18,620        116,261
Packaging Corp Amer                             695156109       1,391      49,274                               7,144         42,130
Polaris Industries Inc.                         731068102         204       2,850                                   0          2,850
Powershares Db Commodity Index                  73935S105         399      15,511                               1,178         14,333
Powershs Agriculture ETF                        73936B408       3,094     109,651                              18,570         91,081
Powershs Base Metals ETF                        73936B705       2,258     123,381                              20,986        102,395
Powershs Energy ETF                             73936B101       4,040     160,071                              26,991        133,080
Reinsurance Gp Amer New                         759351604       3,818      71,746                               9,897         61,849
S P D R TRUST Unit SR                           78462F103         286       2,100                                   0          2,100
Slm Corporation                                 78442P106       3,869     246,249                              28,864        217,385
Spdr Dow Jones Indl Avg                         78467X109         285       2,218                                   0          2,218
SPDR Gold Trust                                 78463V107       1,802      11,612                               2,072          9,540
Symantec Corp                                   871503108       3,417     233,893                              31,780        202,113
Teco Energy Inc                                 872375100       3,845     212,902                              29,844        183,058
United Parcel Service B                         911312106       4,292      54,493                               7,654         46,839
Verizon Communications                          92343V104       4,541     102,176                              14,651         87,525
Walgreen Company                                931422109       3,338     112,849                              15,207         97,642
Warner Chilcott Plc                             G94368100       3,801     211,997                              30,940        181,057
Waste Connections Inc                           941053100       1,291      43,137                               6,275         36,862
Wolverine World Wide Inc                        978097103       1,145      29,535                               4,348         25,187
Xcel Energy Inc Com                             98389B100       1,497      52,699                               7,651         45,048
Zimmer Holdings Inc                             98956P102       4,108      63,827                               9,270         54,557